Consolidated Balance Sheets (USD $)	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 284,407	[1]	$ 142,532	$ 794,207
Receivables, net of allowance of $28,800 as of March 31, 2014, December 31, 2013 and December 31, 2012		[1]	5,556	477,802
Prepaid financing costs, net		[1]	63,333
Prepaid expenses and other	10,683	[1]	10,109	10,366
Total current assets	295,090	[1]	221,530	1,282,375
Property and equipment, net	31,296	[1]	27,999	16,044
Other assets	7,513	[1]	7,513	7,513
Total assets	333,899	[1]	257,042	1,305,932
Current liabilities:
Accounts payable	386,838	[1]	2,364,001	1,203,365
Accrued liabilities	106,192	[1]	81,156	9,685
Accrued compensation	481,489	[1]	353,950	87,892
Notes payable	400,000	[1]	500,000
Derivative liability	99,344	[1]
Total current liabilities	1,473,863	[1]	3,299,107	1,300,942
Commitments and contingencies		[1]
Stockholders' equity (deficit):
Common stock; $0.0001 par value: 100,000,000 shares authorized; 27,869,863, 24,936,833 and 24,761,832 shares outstanding as of March 31, 2014, December 31, 2013 and December 31, 2012, respectively	2,787	[1]	2,494	2,476
Additional paid-in capital	23,908,526	[1]	20,836,811	20,494,792
Accumulated deficit	(25,051,277)	[1]	(23,881,370)	(20,492,278)
Total stockholders' equity (deficit)	(1,139,964)	[1]	(3,042,065)	4,990
Total liabilities and stockholders' equity (deficit)	$ 333,899	[1]	$ 257,042	$ 1,305,932

[1]	(Unaudited)